Business Combination - Additional Information (Details) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 25, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	May 15, 2025	Dec. 27, 2024	Jan. 31, 2024	May 10, 2022
Business Combination [Line Items]
Cash		$ 1,135,562		$ 0
Common Stock, Par or Stated Value Per Share						$ 10
ColdQuanta Inc dba Infleqtion [Member]
Business Combination [Line Items]
Common Stock, Value, Issued		$ 5,000		$ 5,000	$ 4,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		49,694,426		45,512,715	35,831,766
Goodwill		$ 9,315,000		$ 9,315,000	$ 9,315,000
Goodwill, Impairment Loss				1,533,000	$ 0
ColdQuanta Inc dba Infleqtion [Member] | Morton Acquisition [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%							100.00%	100.00%
Business Combination, Consideration Transferred	$ 3,900,000
Cash	2,600,000
Common Stock, Value, Issued	$ 400,000		$ 50,000	$ 50,000
Common Stock, Par or Stated Value Per Share	$ 0.37
Common Stock, Shares, Issued	1,179,246		86,271	86,271
Business Combination, Contingent Consideration, Asset	$ 400,000
Business Combination, Consideration Transferred, Tangible and Intangible Assets, Excluding Cash	500,000
Business Combination contigent Consideration Include Cash	$ 200,000
Business Combination contigent Consideration Include Common Stock Issue	1,725,415
Contingent Consideration Classified as Equity, Fair Value Disclosure	$ 400,000
Amount Of Payment In Cash Related To Contigent Consideration			$ 12,000	$ 12,000
Derecognized Of Liability And Recognized	400,000
Amount Of Deferred Employee Compensation Paid For Acquisition Agreement	$ 800,000
Share Of Deferred Employee Compensation Paid For Acquisition Agreement	1,552,875
Amount Of Deferred Employee Compensation Cash Paid For Acquisition Agreement	$ 200,000
Intangible Assets Acquired Other Than Goodwill		2,300,000
In Process Research And Development Acquired		2,200,000
Goodwill		1,500,000
Goodwill, Impairment Loss		$ 1,500,000		$ 1,500,000